CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 16, 2017	Sep. 21, 2012
Fixed interest rate | Senior Notes at 6.75%
Cash changes:
Interest rate		6.75%	6.75%	6.75%
Fixed interest rate | 7.0% Senior Notes
Cash changes:
Interest rate	7.00%		7.00%
Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance of liabilities arising from financing activities	$ 485.1	$ 628.1
Net proceeds from issuance of Senior notes	393.6	0.0
Non-cash changes:
Amortization of deferred financing charges	0.9	2.5
Change in fair value of embedded derivative	(2.6)	0.0
Loss (gain) on redemption (purchase) of 6.75% Senior notes	20.2	(4.0)
Cash changes:
Repayment of 6.75% Senior Notes	(505.6)	(141.5)
Ending balance of liabilities arising from financing activities	$ 391.6	$ 485.1